EQ ADVISORS TRUSTSM

1290 VT Socially Responsible Portfolio

1290 VT Micro Cap Portfolio

1290 VT Small Cap Value Portfolio

SUPPLEMENT DATED JANUARY 5, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding upcoming changes to the portfolio managers for certain Portfolios.

Effective January 1, 2022, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Alan Mason of BlackRock Investment Management, LLC no longer serves as a member of the team that is responsible for the securities selection, research and trading for the 1290 VT Socially Responsible Portfolio and for the Index Allocated Portion of the 1290 VT Micro Cap Portfolio and 1290 VT Small Cap Value Portfolio. All references to Alan Mason in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

The section of the Summary Prospectus and Prospectus entitled “1290 VT Socially Responsible Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”)” is amended to include the following:

Name	Title	Date Began Managing the Portfolio
Paul Whitehead	Managing Director of BlackRock, Inc.	January 2022

The section of the Summary Prospectus and Prospectus entitled “1290 VT Micro Cap Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: BlackRock Investment Management, LLC (BlackRock” or the “Sub-Adviser”)” is amended to include the following:

Name	Title	Date Began Managing the Portfolio
Paul Whitehead	Managing Director of BlackRock, Inc.	January 2022

The section of the Summary Prospectus and Prospectus entitled “1290 VT Small Cap Value Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: BlackRock Investment Management, LLC (BlackRock” or the “Sub-Adviser”)” is amended to include the following:

Name	Title	Date Began Managing the Portfolio
Paul Whitehead	Managing Director of BlackRock, Inc.	January 2022

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — BlackRock Investment Management, LLC” is amended to include the following information:

Paul Whitehead, Managing Director, Co-Head of Index Equity. Mr. Whitehead is the Co-Head of the BlackRock’s ETF and Index Investments business. He is responsible for overseeing the management of Institutional and iShares funds. Paul was previously the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group. Mr. Whitehead’s service with the firm dates back to 1996, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. Prior to assuming his current role, Mr. Whitehead was Head of Americas Equity Trading. Previously, he managed the trading team responsible for all Institutional Index funds, Exchange Traded funds, and Transition Management mandates. Mr. Whitehead represents BlackRock on the board of Luminex, a buy-side owned Alternative Trading System launched in 2015. Mr. Whitehead earned a BS degree in economics at the University of Colorado in 1993.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — BlackRock Investment Management, LLC” is amended to include the following information:

BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of November 30, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 VT Socially Responsible Portfolio
Paul Whitehead	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
1290 VT Micro Cap Portfolio
Paul Whitehead	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
1290 VT Small Cap Value Portfolio
Paul Whitehead	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolios as of November 30, 2021

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 VT High Yield Bond Portfolio
Paul Whitehead	X
1290 VT Micro Cap Portfolio
Paul Whitehead	X
1290 VT Small Cap Value Portfolio
Paul Whitehead	X